Pensions and Other Benefits - Amounts Recognized in Company's Consolidated Balance Sheets (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Pension asset	304	1,028
Pension and other benefit liabilities	(755)	(657)
Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Pension asset	304	1,028
Accounts payable and accrued liabilities	(9)	(9)
Pension and other benefit liabilities	(279)	(218)
Total amount recognized	16	801
Other Postretirement Benefit Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Accounts payable and accrued liabilities	(34)	(36)
Pension and other benefit liabilities	(476)	(439)
Total amount recognized	(510)	(475)